Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Trade receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Current	[1]	S/ 95,419	S/ 83,840
Non-Current	[1]
Contract asset [Member]
Schedule of Trade and Other Receivables [Line Items]
Current	[2]	26,701
Non-Current	[2]
Other accounts receivable [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		8,613	13,179
Non-Current
Accounts receivable from Parent company and affiliates [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		1,969	1,973
Non-Current
Interest receivable [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		963	1,091
Non-Current
Loans to employees [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		910	1,061
Non-Current
Funds restricted to tax payments [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		393	1,322
Non-Current
Other receivables from sale of fixed assets [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		139	82
Non-Current
Loans granted [Member]
Schedule of Trade and Other Receivables [Line Items]
Current			1,014
Non-Current
Allowance for expected credit losses [Member]
Schedule of Trade and Other Receivables [Line Items]
Current	[3],[4]	(11,486)	(9,014)
Non-Current	[3],[4]
Financial assets classified as receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Current	[3]	123,621	94,548
Non-Current	[3]
Value-added tax credit [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		7,547	5,140
Non-Current		643	1,193
Claim to the SUNAT [Member]
Schedule of Trade and Other Receivables [Line Items]
Current	[5]
Non-Current	[5]	29,559	29,559
Other accounts receivable [Member]
Schedule of Trade and Other Receivables [Line Items]
Current
Non-Current		13,022	12,645
Tax refund receivable [Member]
Schedule of Trade and Other Receivables [Line Items]
Current
Non-Current		9,034	9,034
Allowance for expected credit losses [Member]
Schedule of Trade and Other Receivables [Line Items]
Current	[4]
Non-Current	[4]	(9,034)	(9,034)
Non-financial assets classified as receivables [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		7,547	5,140
Non-Current		43,224	43,397
Total [Member]
Schedule of Trade and Other Receivables [Line Items]
Current		131,168	99,688
Non-Current		S/ 43,224	S/ 43,397

[1]	Trade account receivables presented net of discounts and bonuses, have current maturity (30 to 90 days) and those overdue bear interest.
[2]	It corresponds mainly to paving services whose recognition is carried out according to the provisions of note 2.3.13.
[3]	The aging analysis of trade and other accounts receivable as of December 31, 2024 and 2023, is as follows:
[4]	The movement of the allowance for expected credit losses is as follows:
[5]	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company and its right to calculate the Mining Royalty exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes. Pursuant to this, the Company initiated two legal proceedings: (i) a constitutional process to denounce the repression of homogeneous harmful acts, filed on March 31, 2021; and, (ii) a contentious-administrative claim filed before the ordinary court, the object of which was the annulment and return of securities, filed on June 22, 2021. To date, both processes have culminated with resolutions favorable to the Company's claim and it is noted that, with respect to the two aforementioned processes, the resolution issued by virtue of the Constitutional Court's Order, dated December 16, 2024, declares the constitutional grievance appeal well-founded and consequently the respective RTF void and orders the Tax Court to comply with the issuance of new resolutions complying with the judgment issued in STC 1043-2013-PA/TC regarding the calculation also applying to previous years, such as 2008 and 2009. As a consequence of said administrative ruling, it is appropriate for SUNAT, either directly or through enforcement, to proceed with the return of the amounts paid by the Company amounting to S/29,559,000, since this constitutes a direct effect of the execution of the mandate ordered by the Constitutional Court. To date, we are awaiting the aforementioned refund and the Company is taking the corresponding legal actions for the recovery of said payments, which, in the opinion of Management and its external legal advisors, has a very high probability of obtaining a favorable result.